UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA SHORT-TERM BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2006



[LOGO OF USAA]
    USAA(R)


                                 USAA SHORT-TERM
                                        BOND Fund

                                       [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

   Portfolio of Investments                                                 15

   Notes to Portfolio of Investments                                        27

   Financial Statements                                                     31

   Notes to Financial Statements                                            34

EXPENSE EXAMPLE                                                             44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]       IS THE WIDENING DIFFERENCE IN OPINION
                                          BETWEEN THE BEARS AND THE BULLS.

                                                        "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]   MATTHEW FREUND, CFA
                              USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Short-Term Bond Fund provided a total return of 1.52% for the six-month period ended January 31, 2006. Over the same period, the Lipper Short Investment Grade Bond Funds Index returned 1.25%, the Lipper Short Investment Grade Debt Funds Average returned 1.17%, and the Lehman Brothers 1-3 Year Government/Credit Index returned 1.27%. The Fund provided a one-year dividend yield of 3.77%, compared to 3.22% for the average Lipper Short Investment Grade Debt Fund.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 At the beginning of period, the markets were preoccupied with rising energy costs and the continuing problems of U.S. auto manufacturers and their suppliers. These concerns were forgotten as two hurricanes devastated the Gulf Coast, disrupting the nation's oil supplies and temporarily closing a crucial port. Fearing winter shortages, investors drove energy prices higher. Fortunately, to date, the winter has been remarkably mild, which has helped to push energy prices lower.

                 The Greenspan-led Federal Reserve Board (the Fed) continued its measured approach, raising the federal funds rate 0.25% at

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGE 15-26.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 each of its meetings to 4.5% on January 31. Surprisingly, longer-term rates rose very little, which caused the yield curve to flatten significantly. (See following graph.) This is an unusual development and sometimes - but not always - has been an

                       HISTORICAL YIELD CURVE

                  [CHART OF HISTORICAL YIELD CURVE]

                    7/29/05              1/31/06              CHANGE
                    -------              -------              ------
 3 MONTH             3.393%               4.460%              1.0667%
 6 MONTH             3.674                4.573               0.8991
 2 YEAR              4.015                4.516               0.5008
 3 YEAR              4.065                4.481               0.4159
 5 YEAR              4.121                4.452               0.3309
10 YEAR              4.276                4.515               0.2391
30 YEAR              4.471                4.677               0.2062

                                   [END CHART]

SOURCE: BLOOMBERG L.P.

                 indicator of future economic weakness. Why have longer rates stayed low? Some say the Fed, now led by Ben Bernanke, will overdo it and that the economy will soften. Others are quick to credit buying of longer-dated bonds by foreign central banks.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We strive to generate an attractive yield with an acceptable level of price volatility. The Fund's net asset value began the period at $8.87 and ended at $8.83, primarily because of changing interest rates.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 Throughout the period, we looked for what we believe to be the most attractive bonds along the yield curve (generally out three years), but focused primarily on the shortest issues. We believe this strategy gave the Fund a substantial yield advantage over its peers.

                 We remain committed to striving to build a high-quality portfolio that is diversified among multiple asset classes. By reducing the positions we take in any one issuer, we limit our exposure to potential credit problems. We continue to use fundamental research to purchase select corporate bonds. In addition, we began investing in agency mortgage pools (Fannie Mae and Freddie Mac) because of their attractive yields and high credit quality.

WHAT IS THE OUTLOOK?

                 We continue to monitor the stability of the U.S. economy. Although it seems that Americans will have to adapt to permanently higher energy prices, the credit markets appear to think that inflation will be kept under control. We expect the Fed to raise short-term rates at least once or twice more as the new Fed chairman puts his own stamp on monetary policy.

                 In this environment, investors should expect most of the Fund's return to come from the income provided by the Fund. Your portfolio management team remains committed to striving to provide you with a high-quality, well-diversified bond fund with an acceptable level of risk.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA SHORT-TERM BOND FUND

   [LOGO OF LIPPER LEADER]              [LOGO OF LIPPER LEADER]
        PRESERVATION                            EXPENSE

The Fund is listed as a Lipper Leader for Preservation and Expense among 4,139 and 184 funds, respectively, within the Lipper Short Investment Grade Debt Funds category for the overall period ending January 31, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF JANUARY 31, 2006. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 4,139, 3,424, AND 2,109 FIXED-INCOME FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 184 AND 127 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 64 FUNDS FOR THE 10-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4; AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

--------------------------------------------------------------------------------
                                         1/31/06                   7/31/05
--------------------------------------------------------------------------------
Net Assets                           $430.2 Million            $425.1 Million
Net Asset Value Per Share                $8.83                      $8.87

--------------------------------------------------------------------------------
                                         1/31/06                   7/31/05
--------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                   1.8 Years                 1.5 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
            SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD AS OF 1/31/06
--------------------------------------------------------------------------------

7/31/05 TO 1/31/06*                            30-DAY SEC YIELD**
      1.52%                                          4.86%

 *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JANUARY 31, 2006

--------------------------------------------------------------------------------
          TOTAL RETURN    =    DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS      4.25%       =         5.39%           +         -1.14%
5 YEARS       2.40%       =         4.40%           +         -2.00%
1 YEAR        2.54%       =         3.77%           +         -1.23%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING JANUARY 31, 2006

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

PERIOD ENDING          TOTAL RETURN          DIVIDEND RETURN      CHANGE IN SHARE PRICE
-------------          ------------          ---------------      ---------------------
1/31/1997                 6.37%                   6.37%                  0.00%
1/31/1998                 7.59                    6.14                   1.45
1/31/1999                 4.65                    6.34                  -1.69
1/31/2000                 3.96                    6.18                  -2.22
1/31/2001                 8.17                    7.03                   1.14
1/31/2002                 3.63                    6.29                  -2.66
1/31/2003                 0.09                    5.03                  -4.94
1/31/2004                 4.27                    3.72                   0.55
1/31/2005                 1.55                    3.20                  -1.65
1/31/2006                 2.54                    3.77                  -1.23

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                         USAA SHORT-TERM         LIPPER SHORT INVESTMENT GRADE
                            BOND FUND                DEBT FUNDS AVERAGE
                         ---------------         -----------------------------
1/31/1997                     6.09%                         5.79%
1/31/1998                     6.07                          5.68
1/31/1999                     6.09                          5.55
1/31/2000                     6.18                          5.59
1/31/2001                     6.66                          5.91
1/31/2002                     6.48                          5.17
1/31/2003                     5.23                          3.87
1/31/2004                     3.65                          2.83
1/31/2005                     3.23                          2.64
1/31/2006                     3.77                          3.22

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 1/31/97 TO 1/31/06.

                 REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                CUMULATIVE PERFORMANCE COMPARISON

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LEHMAN BROTHERS            LIPPER SHORT            LIPPER SHORT
                       1-3 YEAR              INVESTMENT GRADE        INVESTMENT GRADE        USAA SHORT-TERM
                GOVERNMENT/CREDIT INDEX      BOND FUNDS INDEX       DEBT FUNDS AVERAGE          BOND FUND
                -----------------------      ----------------       ------------------       ---------------
01/31/96              $10,000.00                $10,000.00              $10,000.00             $10,000.00
02/29/96                9,961.91                  9,963.50                9,951.57               9,959.22
03/31/96                9,954.64                  9,919.24                9,936.69               9,986.19
04/30/96                9,964.68                  9,926.42                9,936.95               9,989.49
05/31/96                9,987.71                  9,946.17                9,952.98              10,020.63
06/30/96               10,060.77                 10,017.68               10,023.52              10,120.24
07/31/96               10,099.89                 10,058.74               10,061.37              10,166.06
08/31/96               10,137.11                 10,094.30               10,091.21              10,165.67
09/30/96               10,229.91                 10,191.03               10,186.72              10,324.66
10/31/96               10,231.81                 10,300.48               10,300.05              10,461.75
11/30/96               10,422.94                 10,386.11               10,387.98              10,586.07
12/31/96               10,424.67                 10,390.61               10,383.11              10,572.52
01/31/97               10,475.05                 10,443.69               10,430.63              10,637.18
02/28/97               10,501.02                 10,478.91               10,459.33              10,668.27
03/31/97               10,492.88                 10,468.04               10,447.97              10,658.19
04/30/97               10,578.93                 10,551.83               10,529.48              10,756.49
05/31/97               10,652.85                 10,622.55               10,598.19              10,821.20
06/30/97               10,726.95                 10,696.75               10,669.75              10,900.74
07/31/97               10,846.06                 10,818.35               10,798.22              11,077.77
08/31/97               10,856.27                 10,826.02               10,799.94              11,053.26
09/30/97               10,937.30                 10,910.91               10,883.05              11,157.55
10/31/97               11,018.66                 10,977.96               10,952.52              11,236.69
11/30/97               11,046.36                 11,005.17               10,974.89              11,267.17
12/31/97               11,119.25                 11,071.13               11,036.31              11,329.99
01/31/98               11,226.59                 11,166.97               11,137.97              11,444.21
02/28/98               11,235.59                 11,182.38               11,148.48              11,409.03
03/31/98               11,279.56                 11,227.94               11,190.78              11,483.23
04/30/98               11,335.31                 11,280.44               11,241.68              11,541.62
05/31/98               11,396.94                 11,341.14               11,303.42              11,620.45
06/30/98               11,455.80                 11,391.96               11,354.84              11,683.97
07/31/98               11,509.12                 11,442.26               11,402.75              11,732.22
08/31/98               11,641.39                 11,520.16               11,499.82              11,850.72
09/30/98               11,798.07                 11,641.96               11,631.31              11,867.57
10/31/98               11,849.14                 11,626.46               11,624.02              11,829.46
11/30/98               11,847.06                 11,656.42               11,642.69              11,879.06
12/31/98               11,892.94                 11,706.74               11,687.22              11,899.90
01/31/99               11,943.67                 11,765.63               11,744.85              11,976.75
02/28/99               11,893.29                 11,727.21               11,695.49              11,959.78
03/31/99               11,977.60                 11,818.21               11,784.97              12,059.47
04/30/99               12,018.63                 11,861.09               11,824.18              12,105.69
05/31/99               12,008.76                 11,845.22               11,803.49              12,109.66
06/30/99               12,044.42                 11,867.70               11,818.93              12,151.58
07/31/99               12,078.88                 11,881.21               11,834.85              12,173.44
08/31/99               12,110.73                 11,904.40               11,852.87              12,187.58
09/30/99               12,192.10                 11,983.17               11,938.94              12,276.10
10/31/99               12,228.28                 12,008.97               11,966.47              12,285.41
11/30/99               12,255.29                 12,048.57               12,001.01              12,354.77
12/31/99               12,267.93                 12,074.33               12,020.68              12,383.27
01/31/00               12,267.93                 12,079.72               12,021.70              12,450.53
02/29/00               12,352.93                 12,157.83               12,095.92              12,557.32
03/31/00               12,422.87                 12,220.54               12,164.35              12,639.36
04/30/00               12,446.77                 12,223.50               12,175.66              12,666.54
05/31/00               12,491.78                 12,266.80               12,211.29              12,651.36
06/30/00               12,629.59                 12,402.91               12,349.39              12,841.84
07/31/00               12,715.97                 12,479.26               12,424.44              12,928.16
08/31/00               12,816.73                 12,569.96               12,515.58              12,881.61
09/30/00               12,922.34                 12,676.73               12,620.44              13,005.41
10/31/00               12,980.16                 12,714.36               12,651.60              12,988.72
11/30/00               13,101.00                 12,829.70               12,769.53              13,114.99
12/31/00               13,259.06                 12,966.10               12,915.32              13,265.50
01/31/01               13,446.90                 13,150.74               13,091.18              13,467.66
02/28/01               13,542.64                 13,242.43               13,182.19              13,569.70
03/31/01               13,652.57                 13,337.96               13,279.97              13,697.70
04/30/01               13,695.86                 13,369.88               13,306.96              13,761.46
05/31/01               13,780.17                 13,452.53               13,384.82              13,850.12
06/30/01               13,832.97                 13,508.15               13,437.11              13,925.06
07/31/01               14,006.96                 13,674.26               13,606.50              14,170.54
08/31/01               14,102.00                 13,762.88               13,692.96              14,259.70
09/30/01               14,311.83                 13,894.03               13,843.59              14,384.88
10/31/01               14,454.83                 13,999.20               13,961.51              14,389.58
11/30/01               14,415.88                 13,930.05               13,892.90              14,020.42
12/31/01               14,422.98                 13,916.14               13,879.69              13,937.90
01/31/02               14,464.18                 13,956.47               13,924.67              13,956.32
02/28/02               14,527.02                 13,997.64               13,975.79              13,900.38
03/31/02               14,432.50                 13,934.27               13,896.10              13,940.18
04/30/02               14,593.68                 14,045.08               14,025.07              13,973.32
05/31/02               14,670.37                 14,123.50               14,098.75              14,021.51
06/30/02               14,787.75                 14,139.37               14,145.00              13,898.61
07/31/02               14,934.90                 14,181.77               14,220.16              13,562.36
08/31/02               15,015.58                 14,270.63               14,299.69              13,748.57
09/30/02               15,145.60                 14,363.47               14,400.44              13,872.09
10/31/02               15,164.81                 14,372.26               14,404.19              13,721.42
11/30/02               15,164.12                 14,378.19               14,396.58              13,707.37
12/31/02               15,328.59                 14,521.49               14,536.41              13,920.97
01/31/03               15,347.46                 14,544.32               14,560.87              13,968.71
02/28/03               15,432.29                 14,631.85               14,643.08              14,060.91
03/31/03               15,465.01                 14,654.22               14,663.14              14,088.77
04/30/03               15,524.74                 14,717.50               14,718.89              14,214.83
05/31/03               15,612.69                 14,801.69               14,800.68              14,390.22
06/30/03               15,646.96                 14,829.00               14,822.48              14,418.85
07/31/03               15,545.17                 14,698.30               14,698.92              14,259.90
08/31/03               15,551.57                 14,712.18               14,710.95              14,271.17
09/30/03               15,723.14                 14,865.42               14,856.39              14,468.94
10/31/03               15,659.43                 14,827.78               14,807.08              14,434.09
11/30/03               15,660.64                 14,830.96               14,811.76              14,440.63
12/31/03               15,760.01                 14,905.84               14,886.46              14,512.85
01/31/04               15,802.95                 14,953.99               14,926.14              14,565.10
02/29/04               15,891.59                 15,022.90               14,997.41              14,650.75
03/31/04               15,947.85                 15,073.96               15,045.22              14,705.10
04/30/04               15,784.25                 14,939.29               14,909.63              14,569.96
05/31/04               15,762.26                 14,910.03               14,882.95              14,556.97
06/30/04               15,766.94                 14,920.47               14,888.14              14,561.68
07/31/04               15,833.77                 14,980.84               14,945.66              14,619.30
08/31/04               15,957.72                 15,087.44               15,045.02              14,705.40
09/30/04               15,948.89                 15,091.40               15,046.83              14,731.13
10/31/04               16,004.29                 15,141.25               15,095.58              14,768.18
11/30/04               15,926.39                 15,099.07               15,045.06              14,741.17
12/31/04               15,964.99                 15,145.38               15,082.25              14,786.16
01/31/05               15,962.40                 15,147.56               15,082.43              14,790.46
02/28/05               15,932.45                 15,133.09               15,063.17              14,783.72
03/31/05               15,920.15                 15,112.30               15,045.79              14,791.66
04/30/05               16,012.78                 15,191.26               15,121.07              14,856.80
05/31/05               16,081.85                 15,251.50               15,177.88              14,914.44
06/30/05               16,117.86                 15,296.58               15,213.39              14,943.61
07/31/05               16,074.75                 15,261.62               15,181.44              14,938.76
08/31/05               16,179.15                 15,354.98               15,270.37              15,016.38
09/30/05               16,138.64                 15,323.05               15,240.92              15,031.35
10/31/05               16,132.06                 15,311.54               15,229.19              15,042.24
11/30/05               16,184.69                 15,356.33               15,269.03              15,075.05
12/31/05               16,248.05                 15,411.81               15,325.60              15,125.29
01/31/06               16,279.39                 15,452.33               15,360.26              15,166.21

                                     [END CHART]

                         DATA FROM 1/31/96 THROUGH 1/31/06.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

                 o The broad-based Lehman Brothers 1-3 Year Government/Credit
                   Index is an unmanaged index made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

                 o The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

                 o The Lipper Short Investment Grade Debt Funds Average is the
                   average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

               PORTFOLIO RATINGS MIX
                     1/31/2006

       [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                            39%
BBB                                            22%
A                                              20%
AA                                             11%
U.S. Government                                 4%
Money Market Instruments                        3%
BB                                              1%

                   [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                              PORTFOLIO MIX
                                1/31/2006

                      [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                               39.0%
Asset-Backed Securities                                             20.9%
Commercial Mortgage-Backed Securities                               19.4%
Municipal Bonds                                                      8.4%
Eurodollar & Yankee Obligations                                      4.7%
U.S. Government Agency Issues                                        4.3%
Money Market Instruments                                             2.7%
Interest-Only Commercial Mortgage-Backed Securities                  1.0%

                               [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (39.0%)

             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   $3,000    Mellon Funding Corp., Senior Notes                            4.88%      6/15/2007      $  2,990
                                                                                                     --------
             BROADCASTING & CABLE TV (1.5%)
    2,000    Continental Cablevision, Inc., Senior Notes                   8.30       5/15/2006         2,018
    2,000    Cox Enterprises, Inc., Notes(a)                               8.00       2/15/2007         2,044
    2,230    Liberty Media Corp., Global Notes                             3.50       9/25/2006         2,216
                                                                                                     --------
                                                                                                        6,278
                                                                                                     --------
             BUILDING PRODUCTS (0.5%)
    2,000    York International Corp., Senior Notes                        6.63       8/15/2006         2,013
                                                                                                     --------
             CASINOS & GAMING (0.5%)
    2,000    Harrah's Operating Co., Inc., Guaranteed Senior Notes         7.13       6/01/2007         2,047
                                                                                                     --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    3,000    John Deere Capital Corp., MTN, Series 2005D                   4.61(h)    6/10/2008         3,006
                                                                                                     --------
             CONSUMER FINANCE (3.0%)
    2,000    Ford Motor Credit Co., Global Notes                           6.50       1/25/2007         1,979
    1,000    General Motors Acceptance Corp., MTN                          5.24(h)    5/18/2006           996
    2,000    General Motors Acceptance Corp., Notes                        6.13       9/15/2006         1,979
    3,000    Household Finance Corp., Notes                                5.75       1/30/2007         3,021
    2,000    MBNA Corp., MTN                                               5.63      11/30/2007         2,022
    3,000    SLM Corp., MTN, CPI Floating Rate Notes                       5.72(h)    6/01/2009         2,952
                                                                                                     --------
                                                                                                       12,949
                                                                                                     --------
             DIVERSIFIED BANKS (0.5%)
    1,000    Key Bank, N.A., MTN                                           5.00       7/17/2007           998
    1,455    U.S. Central Credit Union, Senior Notes                       2.70       9/30/2009         1,374
                                                                                                     --------
                                                                                                        2,372
                                                                                                     --------
             DRUG RETAIL (0.2%)
    1,000    CVS Corp., Notes                                              3.88      11/01/2007           980
                                                                                                     --------
             ELECTRIC UTILITIES (7.0%)
    2,000    Alabama Power Co., Senior Notes                               3.50      11/15/2007         1,950
    2,000    Alabama Power Co., Senior Notes                               4.58(h)    8/25/2009         2,006
    1,921    Cedar Brakes II, LLC, Senior Notes, Series C(a)               9.88       9/01/2013         2,182
    1,000    Entergy Louisiana, Inc., First Mortgage Bonds                 5.83      11/01/2010         1,000

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
   $2,000    Jersey Central Power & Light Co., First Mortgage MTN          6.45%      5/15/2006      $  2,009
    2,000    Midamerican Energy Holdings Co., Senior Notes                 4.63      10/01/2007         1,982
    3,000    Monongahela Power Co., First Mortgage Bonds                   5.00      10/01/2006         2,997
    2,000    New York State Electric & Gas Corp., Notes                    4.38      11/15/2007         1,972
    1,284    Oglethorpe Power Corp., Secured Series Facility Bonds         6.97       6/30/2011         1,323
    1,900    Power Contract Financing, Pass-Through Certificates(a)        5.20       2/01/2006         1,899
    3,000    Power Contract Financing, Senior Notes(a)                     6.26       2/01/2010         3,040
    2,000    Public Service Electric & Gas Co., First Mortgage
               Bonds, Series A                                             4.63(h)    6/23/2006         2,000
    1,800    Public Service Electric & Gas Co., First Mortgage
               Bonds (INS)                                                 6.38       5/01/2008         1,850
    2,000    Texas-New Mexico Power Co., Notes                             6.13       6/01/2008         2,028
    2,000    TIERS Corp. Bond Backed Certificates(a)                       6.50      10/01/2007         2,037
                                                                                                     --------
                                                                                                       30,275
                                                                                                     --------
             ELECTRIC/GAS UTILITY (0.2%)
      815    Texas Municipal Gas Corp., Notes (INS)(a)
                                                                           2.60       7/01/2007           796
                                                                                                     --------
             FOOD RETAIL (0.2%)
    1,000    Kroger Co., Notes                                             8.05       2/01/2010         1,086
                                                                                                     --------
             GAS UTILITIES (1.2%)
    2,000    Energy Transfer Partners LP, Senior Notes(a)                  5.65       8/01/2012         1,990
    3,000    Texas Eastern Transmission, LP, Senior Notes                  5.25       7/15/2007         3,000
                                                                                                     --------
                                                                                                        4,990
                                                                                                     --------
             HOUSEHOLD APPLIANCES (0.2%)
    1,000    Stanley Works, Notes                                          3.50      11/01/2007           975
                                                                                                     --------
             INDUSTRIAL CONGLOMERATES (1.4%)
    3,000    General Electric Capital Corp., MTN                           2.97       7/26/2006         2,975
    3,000    Tyco International Group, COP, Notes(a)                       4.44       6/15/2007         2,964
                                                                                                     --------
                                                                                                        5,939
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (1.9%)
   $3,000    John Hancock Global Funding II, Notes(m)                      5.50%     12/31/2007      $  3,017
    3,000    Metropolitan Life Global Funding I, Notes(a)                  4.75       6/20/2007         2,981
    2,000    Phoenix Companies, Inc., Senior Notes                         6.68       2/16/2008         2,015
                                                                                                     --------
                                                                                                        8,013
                                                                                                     --------
             MANAGED HEALTH CARE (0.5%)
    2,000    UnitedHealth Group, Inc., Notes                               3.38       8/15/2007         1,954
                                                                                                     --------
             MOVIES & ENTERTAINMENT (0.5%)
    2,000    Time Warner Companies, Inc., Notes                            8.11       8/15/2006         2,030
                                                                                                     --------
             MULTI-LINE INSURANCE (1.2%)
    2,000    American General Finance Corp., MTN                           4.45(h)    8/16/2007         2,003
    3,000    Hartford Financial Services Group, Inc., Notes                2.38       6/01/2006         2,976
                                                                                                     --------
                                                                                                        4,979
                                                                                                     --------
             MULTI-UTILITIES (1.3%)
    1,000    Dominion Resources, Inc., Senior Notes                        4.13       2/15/2008           980
    1,000    Duke Capital Corp., LLC, Senior Notes                         4.30       5/18/2006           998
    2,500    Northwestern Corp., Notes(a)                                  7.30      12/01/2006         2,541
    1,000    Teco Energy, Inc., Notes                                      6.13       5/01/2007         1,015
                                                                                                     --------
                                                                                                        5,534
                                                                                                     --------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
    3,000    Cooper Cameron Corp., Senior Notes                            2.65       4/15/2007         2,901
    1,000    Seacor Holdings, Inc., Senior Notes                           7.20       9/15/2009         1,040
                                                                                                     --------
                                                                                                        3,941
                                                                                                     --------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    2,000    Ocean Energy, Inc., Senior Notes                              4.38      10/01/2007         1,976
    2,000    Pioneer Natural Resources Co., Senior Notes                   6.50       1/15/2008         2,045
                                                                                                     --------
                                                                                                        4,021
                                                                                                     --------
            OIL & GAS REFINING & MARKETING (0.5%)
   2,140    Premcor Refining Group, Inc., Senior Notes                     9.25       2/01/2010         2,306
                                                                                                     --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
   3,000    Citigroup, Inc., Global Notes                                  4.25       7/29/2009         2,932
   2,000    Reliastar Financial Corp., Notes                               8.00      10/30/2006         2,040
   2,000    Textron Financial Corp., Notes                                 2.75       6/01/2006         1,987
                                                                                                     --------
                                                                                                        6,959
                                                                                                     --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.4%)
   $1,000    Kraft Foods, Inc., Notes                                      4.00%     10/01/2008      $    973
    1,000    Kraft Foods, Inc., Notes                                      4.13      11/12/2009           965
                                                                                                     --------
                                                                                                        1,938
                                                                                                     --------
             PROPERTY & CASUALTY INSURANCE (3.4%)
    2,000    ACE INA Holdings, Inc., Senior Notes                          8.30       8/15/2006         2,035
    5,000    Berkshire Hathaway Finance Corp., Senior Notes                4.20      12/15/2010         4,829
    1,000    Chubb Corp., Senior Notes                                     3.95       4/01/2008           978
    3,000    CNA Financial Corp., Notes(m)                                 6.75      11/15/2006         3,036
      500    Liberty Mutual Insurance Co., Notes(a)                        8.20       5/04/2007           512
    1,340    Markel Corp., Notes                                           7.20       8/15/2007         1,376
    2,000    St. Paul Travelers Companies, Inc., Senior Notes              5.01       8/16/2007         1,995
                                                                                                     --------
                                                                                                       14,761
                                                                                                     --------
             REAL ESTATE INVESTMENT TRUSTS (0.5%)
    1,000    Mack-Cali Realty, LP, Notes                                   5.25       1/15/2012           990
    1,000    Nationwide Health Properties, Inc., MTN                       6.90      10/01/2037(c)      1,057
                                                                                                     --------
                                                                                                        2,047
                                                                                                     --------
             REGIONAL BANKS (1.1%)
    1,000    Greenpoint Financial Corp., Senior Notes                      3.20       6/06/2008           962
    1,000    Marshall & Ilsley Bank, Senior Notes                          4.13       9/04/2007           988
    3,000    Popular North America, Inc., MTN, Series F                    5.20      12/12/2007         2,994
                                                                                                     --------
                                                                                                        4,944
                                                                                                     --------
             REINSURANCE (0.5%)
    2,000    Reinsurance Group of America, Inc.,
              Senior Notes(a)                                              7.25       4/01/2006         2,003
                                                                                                     --------
             RESTAURANTS (0.5%)
    2,000    McDonald's Corp., Notes(a)                                    4.49       3/07/2006         2,000
                                                                                                     --------
             SPECIALIZED FINANCE (0.9%)
    2,000    CIT Group, Inc., Senior Notes                                 4.62(h)   11/23/2007         2,008
    2,000    CIT Group, Inc., Global Notes                                 7.38       4/02/2007         2,052
                                                                                                     --------
                                                                                                        4,060
                                                                                                     --------
             THRIFTS & MORTGAGE FINANCE (3.6%)
    3,000    Countrywide Financial Corp., MTN                              4.72(h)    4/11/2007         3,003
    1,500    Golden West Financial Corp., Senior Notes                     4.13       8/15/2007         1,483

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
   $2,255    Independence Community Bank Corp., Subordinated Notes         3.75%      4/01/2014      $  2,157
    2,000    Roslyn Bancorp, Inc., Senior Notes                            7.50      12/01/2008         2,113
    3,000    Sovereign Bancorp, Inc., Senior Notes                         4.72(h)    8/25/2006         3,003
    2,000    Sovereign Bank Federal Savings Bank, CD                       4.00       2/01/2008         1,963
    2,000    World Savings Bank Federal Savings Bank, Notes                4.13      12/15/2009         1,941
                                                                                                     --------
                                                                                                       15,663
                                                                                                     --------
             TOBACCO (0.5%)
    2,000    Universal Corp., Notes                                        6.50       2/15/2006         2,001
                                                                                                     --------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    2,000    Alltel Corp., Notes                                           4.66       5/17/2007         1,991
                                                                                                     --------
             Total corporate obligations (cost: $169,036)                                             167,841
                                                                                                     --------

             EURODOLLAR AND YANKEE OBLIGATIONS (4.7%)(d)

             AEROSPACE & DEFENSE (0.7%)
    3,000    BAE Systems Holdings, Inc., Notes (United Kingdom)(a)         4.74(h)    8/15/2008         3,005
                                                                                                     --------
             ASSET-BACKED FINANCING (0.7%)(e)
    3,000    Holmes Financing plc, Notes, Series 7, Class2M
               (United Kingdom)                                            5.40(h)    7/15/2040         3,006
                                                                                                     --------
             AUTOMOBILE MANUFACTURERS (0.5%)
    2,000    DaimlerChrysler, N.A. Holding Corp., MTN (Germany)            4.96(h)    9/10/2007         2,007
                                                                                                     --------
             DIVERSIFIED BANKS (0.2%)
    1,000    Bayerische Landesbank, MTN (Germany)                          2.60      10/16/2006           984
                                                                                                     --------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000    Fondo Latinoamericano, Notes (Colombia)(a)                    3.00       8/01/2006           990
                                                                                                     --------
             ELECTRIC UTILITIES (0.3%)
    1,000    Eastern Energy Ltd., Senior Notes (Australia)(a)6.75                    12/01/2006         1,014
                                                                                                     --------
             FOREST PRODUCTS (0.5%)
    2,000    Nexfor, Inc., Debentures (Canada)(m)                          8.13       3/20/2008         2,082
                                                                                                     --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (1.4%)
   $1,500    PEMEX Finance Ltd., Notes (Mexico)                            8.02%      5/15/2007      $  1,531
    4,202    PEMEX Finance Ltd., Notes (Mexico)                            9.03       2/15/2011         4,579
                                                                                                     --------
                                                                                                        6,110
                                                                                                     --------
             OIL & GAS DRILLING (0.2%)
      937    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)      5.35(h)    8/01/2013           938
                                                                                                     --------
             Total Eurodollar and Yankee obligations (cost: $20,112)                                   20,136
                                                                                                     --------
             ASSET-BACKED SECURITIES (20.9%)(e)

             AIRLINES (3.2%)
      939    America West Airlines, Inc., Pass-Through Certificates,
               Series 1996-1, Class A, EETC                                6.85       7/02/2009           925
    1,788    American Airlines, Pass-Through Certificates,
               Series 2002-1, Class G, EETC (INS)                          5.12(h)    9/23/2007         1,794
    3,950    Continental Airlines, Inc., Secured Notes, EETC (INS)         5.35(h)   12/06/2007         3,962
    1,589    Delta Air Lines, Inc., Pass-Through Certificates,
               Series 2003-1, Class G, EETC (INS)                          5.37(h)    1/25/2008         1,592
             Southwest Airlines Co., Pass-Through Certificates,
      215      Series 2001-1, Class A-1, EETC                              5.10       5/01/2006           216
    5,000      Series 2001-1, Class A-2, EETC(m)                           5.50      11/01/2006         5,016
                                                                                                     --------
                                                                                                       13,505
                                                                                                     --------
             ASSET-BACKED FINANCING (17.7%)
      980    Aerco Ltd., Series 2A, Class A4(a)                            4.99(h)    7/15/2025           941
    1,000    AESOP Funding II, LLC, Series 2004-2A, Class A1(a)            2.76       4/20/2008           978
      743    Airport Airplanes, Pass-Through Certificates,
               Series 1R, Class A8, EETC                                   4.85(h)    3/15/2019           688
             AmeriCredit Automobile Receivables Trust, Notes,
    1,123      Series 2004 AF, Class A3                                    2.18       7/07/2008         1,117
    2,344      Series 2002, Class A4                                       3.55       2/12/2009         2,325
    3,000    ARG Funding Corp., Subordinated Bonds,
               Series 2003-1A, Class C2                                    6.64       3/20/2007         2,999
             Aviation Capital Group Trust, Notes,
      804      Series 2000-1A, Class A2(a)                                 4.95(h)   11/15/2025           799
    4,212      Series 2003-2A, Class G1 (INS)(a)                           5.19(h)    9/20/2033         4,217
    4,000    Capital One Multi-Asset Execution Trust, Notes,
               Series 2003-C2, Class C2                                    4.32       4/15/2009         3,993

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
   $3,000    Capital One Prime Auto Receivables Trust,
               Series 2005-1,Class A2                                      4.24%     11/15/2007      $  2,992
    5,000    Chase Manhattan Auto Owner Trust, Notes,
               Series 2005-A,Class A2                                      3.72      12/15/2007         4,980
      404    CIT Equipment Collateral Trust, Notes,
               Series 2003-EF1, Class B                                    2.29       7/20/2008           399
    2,000    Citibank Credit Card Issuance Trust,
               Series 2005-C5, Class C5                                    4.95      10/25/2010         1,989
             Diversified REIT, Notes,
    2,000      Series 1999-1A, Class A1(a,m)                               6.78       3/18/2011         2,072
    3,000      Series 1999-1A, Class B(a,m)                                6.78       3/18/2011         3,136
    1,000      Series 2000-1, Class B(a,m)                                 6.97       3/08/2010         1,049
      199    Drive Auto Receivables Trust, Notes,
               Series 2003-2, Class A3 (INS)(a)                            2.04      10/15/2007           198
    3,000    Ford Credit Auto Owner Trust, 2005-C Notes Class A2           4.24       3/15/2008         2,989
    2,000    Hertz Vehicle Financing, LLC, Notes,
               Series 2004-1A, Class A2(a)                                 2.38       5/25/2008         1,946
    3,000    Honda Auto Receivbles Owner Trust Certificates,
               Series 2005-6, Class A3                                     4.85      10/19/2009         2,999
    3,520    Household Affinity Credit Card Master Note Trust I,
               Series 2003-2, Class B                                      2.51       2/15/2008         3,519
    2,000    HSBC Automotive Trust, Series 2005-3, Class A2                4.70       1/17/2009         1,998
       65    Ikon Receivables Funding, LLC, Notes,
               Series 2003-1, Class A3B                                    2.33      12/17/2007            65
             Long Beach Acceptance Auto Receivables
               Trust, Notes,
    3,578      Series 2005-A, Class A2                                     3.82      12/15/2008         3,568
    3,000      Series 2005-B, Class A2                                     4.33       6/15/2009         2,988
    1,396    Massachusetts RRB Special Purpose Trust,
               Series 2005-1, Class A1                                     3.40       9/15/2008         1,391
    3,000    Nissan Auto Receivables Owner Trust,
               Series 2005-C, Class A2                                     4.14       1/15/2008         2,987
    3,000    Permanent Financing plc, Notes, Series 8, Class 1B            4.58(h)    6/10/2042         3,001
    3,000    Rental Car Finance Corp., Series 2004-1A,
               Class A (INS)(a)                                            4.73(h)    6/25/2009         3,007
    2,000    Susquehanna Auto Lease Trust, Notes,
               Series 2003-1, Class C(a)                                   4.81       9/14/2007         1,993
    4,526    Wachovia Auto Owner Trust, Notes,
               Series 2005-A, Class A2                                     3.79       2/20/2008         4,512

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
   $4,480    Wells Fargo Financial Auto Owner Trust, Notes,
               Series 2005-A, Class A2                                     3.86%      8/15/2008      $  4,463
                                                                                                     --------
                                                                                                       76,298
                                                                                                     --------
             Total asset-backed securities (cost: $90,260)                                             89,803
                                                                                                     --------
             U.S. GOVERNMENT AGENCY ISSUES (4.3%)(j)

             DEBENTURES (1.4%)
    4,000    Fannie Mae, CPI Floating Rate Notes(+)                        5.49(h)    2/17/2009         3,931
    2,000    Freddie Mac, Notes(+)                                         3.63       9/15/2006         1,987
                                                                                                     --------
                                                                                                        5,918
                                                                                                     --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)(f)
   43,751    Government National Mortgage Assn.,
               Series 2003-59, Class XB                                    2.28       7/16/2010         1,655
                                                                                                     --------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.5%)(e)
             Freddie Mac(+) ,
    5,293      Pool B18333                                                 5.00       5/01/2020         5,232
    3,000      Pool B19905 (l)                                             5.00       9/01/2020         2,965
    2,568      Pool J02581                                                 5.50      11/01/2018         2,586
                                                                                                     --------
                                                                                                       10,783
                                                                                                     --------
             Total U.S. government agency issues (cost: $18,463)                                       18,356
                                                                                                     --------
             OTHER MORTGAGE SECURITIES (20.4%)(e)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (19.4%)
             Asset Securitization Corp.,
    3,000      Series 1997-MD7, Class A2                                   7.36(h)    1/13/2030         3,067
    1,726      Series 1997-D4, Class A1D                                   7.49       4/14/2029         1,766
    1,985    Chase Commercial Mortgage Securities Corp.,
               Pass-Through Certificates,
               Series 2000-3, Class A1                                     7.09      10/15/2032         2,036
      375    Citigroup Commercial Mortgage Trust,
               Series 2004-FL1, Class A1(a)                                4.60(h)    7/15/2018           375
      292    Commercial Mortgage Acceptance Corp.,
               Series 1999-C1, Class A1                                    6.79       6/15/2031           292
             Commercial Mortgage Trust, Pass-Through Certificates,
    2,998      Series 2004-RS1, Class A(a)                                 4.02       3/03/2041         2,909
    3,749      Series 2001-ZC1A, Class A (INS)                             6.36       6/14/2006         3,756

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
   $  320    CS First Boston Mortgage Securities Corp.,
               Series 2001-CK1, Class A1                                   5.90%     12/16/2035      $    321
             G-Force, LLC, Pass-Through Certificates,
    1,000      Series 2005-RRA, Class A-1(a)                               4.39       8/22/2036           946
    3,082      Series 2005-RR2, Class A-1(a)                               4.95      12/25/2039         3,069
    1,199    GE Commercial Mortgage Corp.,
               Series 2003-C2, Class A1                                    2.78       7/10/2037         1,164
             GGP Mall Properties Trust,
    2,504      Series 2001, Class B-1(a)                                   5.27(h)   11/15/2011         2,512
    1,760      Series 2001, Class D-2(a)                                   5.89      11/15/2011         1,769
    4,814    GS Mortgage Securities Corp. II, Commercial
               Certificates, Series 2001-LIBA, Class A-1(a)                6.21       2/14/2016         4,958
    4,749    JP Morgan Chase Commercial Mortgage
               Security Corp., Series 2001-CIB2, Class A2                  6.24       4/15/2035         4,840
             LB Commercial Conduit Mortgage Trust,
      215      Series 1998-C4, Class A1A                                   5.87      10/15/2035           215
      968      Series 1999-C1, Class A1                                    6.41       6/15/2031           970
    2,000    LB-UBS Commercial Mortgage Trust,
               Series 2001-WM, Class D(a)                                  6.83       7/14/2016         2,137
    2,814    Mach One Trust, Series 2004-1A, Class A1(a)                   3.89       5/28/2040         2,759
             Morgan Stanley Dean Witter Capital I, Inc.,
    5,000      Series 2005-RR6, Class A1(a)                                4.97       5/24/2043         4,983
    1,358      Series 2001-IQA, Class A2                                   5.33      12/18/2032         1,357
      971      Series 1998-XL1, Class A2                                   6.45       6/03/2030           971
    1,511      Series 1997-XL1, Class A3                                   6.95      10/03/2030         1,542
    1,124      Series 2000-PRIN, Class A3                                  7.36       2/23/2034         1,156
    3,168    Nationslink Funding Corp., Pass-Through
               Certificates, Series 1999-1, Class A2                       6.32       1/20/2031         3,255
             Nomura Asset Securities Corp.,
    1,618      Series 1998-D6, Class A1A                                   6.28       3/15/2030         1,627
    3,000      Series 1996-MD5, Class A1B                                  7.12       4/13/2039         3,009
    4,144    Salomon Brothers Mortgage Securities VII,
               Series 2000-C3, Class A1(a)                                 6.34      12/18/2033         4,184
             Salomon Brothers Mortgage Securties VII, Inc.,
    5,000      Series 2002-KEY2, Class A2                                  4.47       3/18/2036         4,900
    2,913      Series 2000-C2, Class A2                                    7.46       7/18/2033         3,115
             Structured Asset Securities Corp.,
    1,659      Series 1997-LLI, Class A2                                   6.84      10/12/2034         1,669
    4,340      Series 1997-LLI, Class B                                    6.95      10/12/2034         4,431
    1,867    Tower Global Signal Trust I,
               Series 2004-1, Class A(a)                                   3.71       1/15/2034         1,796

24

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             Trizechahn Office Properties Trust,
   $1,263      Series 2001-TZHA, Class A2 (a)                              6.09%      5/15/2016      $  1,290
    3,000      Series 2001-TZHA, Class D3 (a)                              6.94       3/15/2013         3,035
    1,435    Wachovia Bank Commercial Mortgage Trust, Notes,
               Series 2004-WL4A, Class A1(a)                               4.60(h)   10/15/2015         1,436
                                                                                                     --------
                                                                                                       83,617
                                                                                                     --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)(f)
    9,250    Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-ESA, Class X1 (acquired 6/17/2004;
               cost $538)(a,i)                                             2.06       5/14/2016           541
             CS First Boston Mortgage Securities Corp.,
   63,856      Series 2004-C1, Class ASP (acquired
               2/26/2004 and 8/30/2004; cost $2,857)(a,i)                  0.94       1/15/2037         2,065
   11,770      Series 2003-C3, Class ASP (acquired
               6/17/2003 and 8/04/2005; cost $1,038)(a,i)                  1.82       5/15/2038           640
    7,710    Greenwich Capital Commercial Funding Corp.,
               Series 2002-C1, Class XP (acquired
               7/17/2003; cost $813) (a,i)                                 1.93       1/11/2035           578
   14,312    LB-UBS Commercial Mortgage Trust, Series 2003-C3,
               Class XCP (acquired 5/20/2003; cost $943) (a,i)             1.30       2/15/2037           493
                                                                                                     --------
                                                                                                        4,317
                                                                                                     --------
             Total other mortgage securities (cost: $87,987)                                           87,934
                                                                                                     --------
             MUNICIPAL BONDS (8.4%)

             AIRPORT/PORT (1.8%)
    3,000    Chicago, IL, O'Hare International Airport RB,
               Series 2004E (INS)                                          3.88       1/01/2008         2,932
    5,125    New York and New Jersey Port Auth., Consolidated
               Notes, Series 2004XX(m)                                     3.30       9/15/2007         4,994
                                                                                                     --------
                                                                                                        7,926
                                                                                                     --------
             APPROPRIATED DEBT (0.7%)
    3,000    Hudson County, NJ, Improvement Auth. RB (MLO),
               Series 2005 (LOC - North Fork Bank)                         4.25       6/15/2019(b)      3,000
                                                                                                     --------
             COMMUNITY SERVICE (0.2%)
    1,000    Educational Facilities Auth., IL, RB, Series 1998             3.90       3/01/2030(b)        999
                                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES (0.5%)
   $2,000    Brazos River Auth., TX, PCRB, Series 1995A                    5.40%      4/01/2030(b)   $  2,010
                                                                                                     --------
             ELECTRIC/GAS UTILITY (1.7%)
             Energy Acquisition Corp. II, OH, RB,
    2,000      Series 2005 (INS)                                           3.87       2/15/2006         1,999
    4,000      Series 2005 (INS)                                           4.11       8/15/2006         3,985
    1,510    Pedernales Electric Cooperative, Inc., TX,
               First Mortgage Bond, Series 2002A (INS)(a)                  4.09      11/15/2012         1,450
                                                                                                     --------
                                                                                                        7,434
                                                                                                     --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    1,000    Industrial Facilities Corp., RI, RB, Series 2004A             2.75       4/01/2016(b)        998
                                                                                                     --------
             GENERAL OBLIGATION (0.2%)
      655    Riverside County, CA, Pension Obligation RB,
               Series 2005A (INS)                                          3.33       2/15/2006           655
                                                                                                     --------
             HOSPITAL (0.2%)
    1,000    Medical Univ., SC, Hospital Facilities Auth. RB,
               Series 2004B (INS)                                          3.92       2/15/2009           971
                                                                                                     --------
             NURSING/CCRC (1.6%)
    3,350    Martin Luther King Foundation, Inc., FL, SAVRS, Notes,
               Series 1998 (INS)(k)                                        4.95      12/01/2028         3,350
    3,650    Yellowwood Acres, Inc., IN, SAVRS, Series 1998 (INS)(k)       4.95      12/01/2028         3,650
                                                                                                     --------
                                                                                                        7,000
                                                                                                     --------
             SALES TAX (0.6%)
    2,500    Sales Tax Asset Receivables Co., NY, RB, Series 2004B         3.29      10/15/2007         2,434
                                                                                                     --------
             SPECIAL ASSESSMENT/TAX/FEE (0.5%)
    1,000    New York State Environmental Facilities Corp. RB,
               Series 2004B (INS)                                          4.02      12/15/2009           968
    1,000    Short Pump Town Center Community Development Auth.,
               VA, RB(a)                                                   4.85       2/01/2006         1,000
                                                                                                     --------
                                                                                                        1,968
                                                                                                     --------
             TOLL ROADS (0.2%)
    1,000    New Jersey Turnpike Auth. RB, Series 2003B (INS)              2.84       1/01/2008           963
                                                                                                     --------
             Total municipal bonds (cost: $36,779)                                                     36,358
                                                                                                     --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.7%)

             COMMERCIAL PAPER (1.2%)
             ----------------------
             DIVERSIFIED CAPITAL MARKETS (1.2%)
   $4,970    UBS Finance, Delaware LLC                                     4.47%      2/01/2006       $  4,970
                                                                                                      --------
             VARIABLE-RATE DEMAND NOTES (1.5%)(g)
             ---------------------------------
             BUILDINGS (0.1%)
      540    Precision Aggregate I, LLC, Notes,
               Series 2000 (LOC - Sky Bank)                                5.79       8/03/2015            540
                                                                                                      --------
             ELECTRIC UTILITIES (0.6%)
    2,750    Sempra Energy ESOP, Series 1999A (NBGA)(a)                    4.85      11/01/2014          2,750
                                                                                                      --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      840    Gulf Shores, AL, Solid Waste RB, Series 2000C
               (LOC -Colonial Bancgroup, Inc.)                             5.14      11/01/2010            840
                                                                                                      --------
             HEALTH CARE FACILITIES (0.2%)
      980    Louisiana Public Facilities Auth., RB,
               Series 2002D (LOC -Hibernia National Bank)                  5.22       7/01/2028            980
                                                                                                      --------
             INDUSTRIAL MACHINERY (0.2%)
      750    Florence, AL, IDB, RB, Series 1999B
               (LOC - La Salle National Bank, N.A.)                        4.85      11/01/2008            750
                                                                                                      --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
      720    Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)             5.54       1/01/2020            720
                                                                                                      --------
                                                                                                         6,580
                                                                                                      --------
             Total money market instruments (cost: $11,550)                                             11,550
                                                                                                      --------
             TOTAL INVESTMENTS (COST: $434,187)                                                       $431,978
                                                                                                      ========

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USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

           (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

           (c) Callable/putable bond - provides the option for the underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's put feature.

           (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign

28

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           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

               branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

           (e) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

           (f) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

           (g) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

           (h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2006.

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           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

           (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at January 31, 2006, was $4,317,000, which represented 1.0% of the Fund's net assets.

           (j) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

           (k) Periodic auction reset bond - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2006. The bond has a put feature which provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the bond.

           (l) At January 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $2,965,000.

           (m) At January 31, 2006, portions of these securities were segregated to cover delayed-delivery purchases.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

               CD        Certificate of Deposit
               COP       Certificate of Participation
               CPI       Consumer Price Index
               EETC      Enhanced Equipment Trust Certificate
               ESOP      Employee Stock Ownership Plan

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           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

               IDB       Industrial Development Board
               MLO       Municipal Lease Obligation
               MTN       Medium-Term Note
               PCRB      Pollution Control Revenue Bond
               RB        Revenue Bond
               REIT      Real Estate Investment Trust
               SAVRS     Select Auction Variable Rate Securities

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

               (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
               (NBGA) Principal and interest payments are guaranteed by a non-bank agreement from Sempra Energy.
               (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., or Zurich Insurance Co. The insurance does not guarantee the market value of the security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $434,187)             $431,978
  Receivables:
    Capital shares sold                                                                     777
    Interest                                                                              3,987
                                                                                       --------
      Total assets                                                                      436,742
                                                                                       --------
LIABILITIES
  Payables:
    Securities purchased                                                                  4,988
    Capital shares redeemed                                                               1,180
    Dividends on capital shares                                                             204
  Accrued management fees                                                                   104
  Accrued transfer agent's fees                                                               9
  Other accrued expenses and payables                                                        47
                                                                                       --------
      Total liabilities                                                                   6,532
                                                                                       --------
        Net assets applicable to capital shares outstanding                            $430,210
                                                                                       ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                      $480,740
  Overdistribution of net investment income                                                (383)
  Accumulated net realized loss on investments                                          (47,938)
  Net unrealized depreciation of investments                                             (2,209)
                                                                                       --------
        Net assets applicable to capital shares outstanding                            $430,210
                                                                                       ========
  Capital shares outstanding                                                             48,740
                                                                                       ========
  Authorized shares of $.01 par value                                                   120,000
                                                                                       ========
  Net asset value, redemption price, and offering price per share                      $   8.83
                                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME

  Interest income                                                               $  9,500
                                                                                --------
EXPENSES
  Management fees                                                                    621
  Administration and servicing fees                                                  323
  Transfer agent's fees                                                              347
  Custody and accounting fees                                                         72
  Postage                                                                             43
  Shareholder reporting fees                                                          17
  Directors' fees                                                                      3
  Registration fees                                                                   25
  Professional fees                                                                   33
  Other                                                                               13
                                                                                --------
    Total expenses                                                                 1,497
  Expenses paid indirectly                                                            (4)
                                                                                --------
    Net expenses                                                                   1,493
                                                                                --------
NET INVESTMENT INCOME                                                              8,007
                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss                                                                 (330)
  Change in net unrealized appreciation/depreciation                              (1,338)
                                                                                --------
      Net realized and unrealized loss                                            (1,668)
                                                                                --------
Increase in net assets resulting from operations                                $  6,339
                                                                                ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED), AND YEAR ENDED
JULY 31, 2005

                                                                      1/31/2006       7/31/2005
                                                                      -------------------------
FROM OPERATIONS
  Net investment income                                               $   8,007       $  12,755
  Net realized gain (loss) on investments                                  (330)            279
  Change in net unrealized appreciation/depreciation of investments      (1,338)         (3,986)
                                                                      -------------------------
    Increase in net assets resulting from operations                      6,339           9,048
                                                                      -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  (8,392)        (14,164)
                                                                      -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                              85,763         150,070
  Reinvested dividends                                                    7,447          12,465
  Cost of shares redeemed                                               (86,084)       (146,179)
                                                                      -------------------------
    Increase in net assets from capital share transactions                7,126          16,356
                                                                      -------------------------
Net increase in net assets                                                5,073          11,240

NET ASSETS
  Beginning of period                                                   425,137         413,897
                                                                      -------------------------
  End of period                                                       $ 430,210       $ 425,137
                                                                      =========================
Accumulated undistributed (overdistribution of) net
  investment income:
  End of period                                                       $    (383)      $       2
                                                                      =========================
CHANGE IN SHARES OUTSTANDING:
  Shares sold                                                             9,684          16,786
  Shares issued for dividends reinvested                                    841           1,395
  Shares redeemed                                                        (9,721)        (16,344)
                                                                      -------------------------
    Increase in shares outstanding                                          804           1,837
                                                                      =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the
         Fund), which is class ified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                 (NAV) at the end of each business day.

              3. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

              4. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

              the life of the respective securities using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued or delayed-delivery basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or delayed-delivery basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2006, outstanding delayed-delivery commitments, including interest purchased, for the Fund were $2,987,000. The Fund had no when-issued commitments as of January 31, 2006.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $4,000.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

              these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

         For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 3.6% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2005, the Fund had capital loss carryovers of $46,332,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2012, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.


                            CAPITAL LOSS CARRYOVERS
                      ---------------------------------
                        EXPIRES               BALANCE
                      -----------          ------------
                         2009              $ 3,691,000
                         2010                2,084,000
                         2011               39,474,000
                         2012                1,083,000
                                           -----------
                                     TOTAL $46,332,000
                                           ===========


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $126,053,000 and $102,195,000, respectively.

         As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $1,246,000 and $3,455,000, respectively, resulting in net unrealized depreciation of $2,209,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2006.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds
              Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------
+/- 0.20% to 0.50%                     +/- 0.04%
+/- 0.51% to 1.00%                     +/- 0.05%
+/- 1.01% and greater                  +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $621,000, which is net of a performance adjustment of $104,000 that increased the base management fee of 0.24% by 0.05%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

              daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $323,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $17,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $347,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2006, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                     COST TO          NET REALIZED
SELLER                           PURCHASER          PURCHASER        LOSS TO SELLER
-----------------------------------------------------------------------------------
USAA High-Yield               USAA Short-Term       $2,064,000         $(14,000)
  Opportunities Fund             Bond Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                              YEAR ENDED JULY 31,
                                    ---------------------------------------------------------------------------------------------
                                        2006              2005             2004            2003            2002              2001
                                    ---------------------------------------------------------------------------------------------
Net asset value at
    beginning of period             $   8.87          $   8.98         $   9.05        $   8.99        $   9.95          $   9.70
                                    ---------------------------------------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income                .17               .30              .30             .37             .55(c)            .65
    Net realized and unrealized
        gain (loss)                     (.04)             (.11)            (.07)            .09            (.96)(c)           .25
                                    ---------------------------------------------------------------------------------------------
Total from investment operations         .13               .19              .23             .46            (.41)              .90
Less distributions:
    From net investment income          (.17)             (.30)            (.30)           (.40)           (.55)             (.65)
                                    ---------------------------------------------------------------------------------------------
Net asset value at end of period    $   8.83          $   8.87         $   8.98        $   9.05        $   8.99          $   9.95
                                    =============================================================================================
Total return (%)*                       1.52              2.19             2.51            5.14           (4.29)             9.61
Net assets at end of period (000)   $430,210          $425,137         $413,897        $380,329        $404,048          $419,857
Ratio of expenses to
    average net assets (%)**(b)          .70(a)            .56              .55             .55             .58               .46
Ratio of net investment
    income to average
    net assets (%)**                    3.72(a)           3.06             3.06            3.88            5.74(c)           6.67
Portfolio turnover (%)                 25.68             41.97            32.02           67.33           87.55             31.80

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2006, average net assets were
    $426,957,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 5.73%. The per share net investment income and net realized and unrealized loss amounts would not have changed.

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                       BEGINNING             ENDING              DURING PERIOD*
                                     ACCOUNT VALUE       ACCOUNT VALUE          AUGUST 1, 2005 -
                                    AUGUST 1, 2005      JANUARY 31, 2006        JANUARY 31, 2006
                                    ------------------------------------------------------------
Actual                                $1,000.00            $1,015.20                 $3.52
Hypothetical
  (5% return before expenses)          1,000.00             1,021.71                  3.53

         *Expenses are equal to the Fund's annualized expense ratio of 0.70%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.52% for the six-month period of August 1, 2005, through January 31, 2006.

46

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                                                                              47

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

48

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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   and others electronically.
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23426-0306                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.